Loans and Allowance for Loan Losses - Loan portfolio aging analysis (Details 3) (Loans Receivable, USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 615,322	$ 1,066,900
60-89 Days Past Due	237,795	348,112
Greater Than 90 Days	950,346	1,434,818
Total Past Due	1,803,463	2,849,830
Current	182,251,078	174,236,320
Loans receivable gross	184,054,541	177,086,150
Total Loans > 90 Days & Accruing
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	350,539	727,315
60-89 Days Past Due	95,782	213,126
Greater Than 90 Days	806,877	984,996
Total Past Due	1,253,198	1,925,437
Current	43,033,459	39,460,710
Loans receivable gross	44,286,657	41,386,147
Total Loans > 90 Days & Accruing
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	35,005,662	37,392,116
Loans receivable gross	35,005,662	37,392,116
Total Loans > 90 Days & Accruing
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due	68,216
Greater Than 90 Days	78,281	279,622
Total Past Due	146,497	279,622
Current	38,774,195	30,693,555
Loans receivable gross	38,920,692	30,973,177
Total Loans > 90 Days & Accruing
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	10,559,593	10,982,491
Loans receivable gross	10,559,593	10,982,491
Total Loans > 90 Days & Accruing
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	29,946,928	29,046,437
Loans receivable gross	29,946,928	29,046,437
Total Loans > 90 Days & Accruing
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	156,331	158,414
60-89 Days Past Due	47,585	70,596
Greater Than 90 Days	55,288	136,508
Total Past Due	259,204	365,518
Current	11,469,908	12,368,445
Loans receivable gross	11,729,112	12,733,963
Total Loans > 90 Days & Accruing
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	108,452	181,171
60-89 Days Past Due	26,212	64,390
Greater Than 90 Days	9,900	33,692
Total Past Due	144,564	279,253
Current	13,461,333	14,292,566
Loans receivable gross	13,605,897	14,571,819
Total Loans > 90 Days & Accruing